Pension Plans (Tables)	12 Months Ended
Dec. 31, 2019
Pension Plans [Abstract]
Schedule of actuarial hypothesis assumptions

The most significant actuarial hypotheses considered in the calculations were:

	Plans post- employment	Plans post- employment
	2019	2018

Mortality chart	RV-2014	RV-2014
Termination of contract rates	5,0%	5,0%
Impairment chart	PDT 1985	PDT 1985

Schedule of post-employment benefits

Activity for post-employment benefits is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Plan assets	7,195	6,804
Commitments for defined-benefit plans
For active personnel	(6,525)	(5,958)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	670	846

Schedule of cash flow for post-employment benefits

Year's cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

a) Fair value of plan assets
Opening balance	6,804	7,919	6,612
Expected yield of insurance contracts	333	353	307
Employer contributions	859	836	1,931
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(801)	(2,304)	(931)
Fair value of plan assets at year end	7,195	6,804	7,919
b) Present value of obligations
Present value of obligations opening balance	(5,958)	(6,998)	(4,975)
Net incorporation of Group companies	-	-	-
Service cost	(567)	(1,069)	(2,039)
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	2,109	16
Present value of obligations at year end	(6,525)	(5,958)	(6,998)
Net balance at year end	670	846	921

Schedule of plan expected profit

Plan expected profit:

	As of December 31,
	2019	2018	2017

Type of expected yield from the plan's assets	UF + 2,50% annual	UF + 2,50% annual	UF + 2,50% annual
Type of yield expected from the reimbursement rights	UF + 2,50% annual	UF + 2,50% annual	UF + 2,50% annual

Schedule of plan associated expenses

Plan associated expenses:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Current period service expenses	566	1,069	2,039
Interest cost	-	-	-
Expected yield from plan's assets	(333)	(353)	(307)
Expected yield of insurance contracts linked to the Plan:
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	233	716	1,732